Organization and Principal Activities - Schedule of Amounts and Balances of VIE Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
VIE "Beijing Momo" [Member]
Variable Interest Entity [Line Items]
Allowance for doubtful accounts	$ 0	$ 0